Disclosure of financial instruments and management of financial risks - Financial Liabilities, Commitments According (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual commitments	€ (163,557)	€ (97,151)
Lease liabilities (Note 4.2)	(28,892)	(30,087)
Other liabilities (Note 11)	(170,073)	(61,199)
Trade and other payables	(127,703)	(21,685)
EIB loan		(25,875)
Total	(490,225)	(235,997)
less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities (Note 4.2)	(576)	(728)
Other liabilities (Note 11)	(79,927)	(52,637)
Trade and other payables	(99,035)	(21,004)
Total	(179,538)	(74,368)
3 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual commitments	(163,557)	(97,151)
Lease liabilities (Note 4.2)	(2,893)	(2,233)
Other liabilities (Note 11)	(80,116)
Trade and other payables	(638)	(682)
Total	(247,204)	(100,066)
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities (Note 4.2)	(16,746)	(15,805)
Other liabilities (Note 11)	(10,018)	(8,423)
Trade and other payables	(28,030)
Total	(54,794)	(24,228)
> 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities (Note 4.2)	(8,677)	(11,322)
Other liabilities (Note 11)	(12)	(138)
EIB loan		(25,875)
Total	€ (8,689)	€ (37,335)